COLONIAL SELECT VALUE FUND
                             Class A, B and C Shares
                   Supplement to Prospectus  dated March 1, 2000
                    (Replacing Supplements dated June 23, 2000,
                      August 1, 2000 and August 2, 2000)


Effective  July 14,  2000,  the Fund  changed its name to "Liberty  Select Value
Fund."

Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-manage the Fund and Daniel K. Cantor and Jeffrey Kinzel began co-managing the Fund.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed in its entirety as follows:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial), has been co-manager of the Fund since August, 2000. He joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.

Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

Effective August 1, 2000, the Class A contingent deferred sales charge (CDSC) and the commission schedule on purchases over $1 million changed as follows:

The footnote to the table "Class A Sales Charges" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased                        Commission %

First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES
Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same
- Assumes reinvestment of all dividends and distributions
- Assumes Class B shares convert to Class A shares after eight years
--------------------------------------------------------------------------------

The Annual Fund Operating Expenses table and the Example Expenses table under the section YOUR EXPENSES are revised in their entirety as follows:


  Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                     Class A     Class B     Class C
   Management fee (%)                                  0.70        0.70       0.70
   ------------------------------------------------ ----------- ----------- ----------
   ------------------------------------------------ ----------- ----------- ----------
   Distribution and service (12b-1) fees (*) (%)       0.24        0.99       0.99
   ------------------------------------------------ ----------- ----------- ----------
   ------------------------------------------------ ----------- ----------- ----------
   Other expenses (%)                                  0.38        0.38       0.38
   ------------------------------------------------ ----------- ----------- ----------
   Total annual fund operating expenses (%)            1.32        2.07       2.07

  Example Expenses (your actual costs may be higher or lower)

   Class                                  1 Year     3 Years     5 Years     10 Years
   Class A                                 $702        $969       $1,257      $2,074
   ------------------------------------- ---------- ----------- ----------- -----------
   Class B:          did not sell your
   shares                                  $210        $649       $1,114      $2,208
            sold all your shares at
            the end of the period          $710        $949       $1,314      $2,208
   ------------------------------------- ---------- ----------- ----------- -----------
   Class C:          did not sell your
   shares                                  $210        $649       $1,114      $2,400
            sold all your shares at
            the end of the period          $310        $649       $1,114      $2,420



The section DISTRIBUTION AND SERVICE FEES is revised in its entirety as follows:


Distribution and Service Fees
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's Distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fees payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended October 31, 1999, the service fee was 0.24% of the Fund's average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.


719-36/495C-0800                                                August 21, 2000

                           COLONIAL SELECT VALUE FUND

                                 Class Z Shares
                  Supplement to Prospectus dated March 1, 2000
                   (Replacing Supplements dated June 23, 2000,
                       August 2, 2000 and August 15, 2000)

Effective  July 14,  2000,  the Fund  changed its name to "Liberty  Select Value
Fund."

Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-manage the Fund and Daniel K. Cantor and Jeffrey Kinzel began co-managing the Fund.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed in its entirety as follows:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial), has been co-manager of the Fund since August, 2000. He joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.


Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

The categories of investors who are eligible to purchase Class Z shares are revised as follows:

The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates. Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by retirement plans described in clause (ii) above are not subject to any initial investment minimum. The Fund reserves the right to change the investment minimums.

719/36/695C-0800                                                 August 21, 200